EMPLOYEE BENEFITS (Details 7)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits
Actuarial financing method	Projected unit credit	Projected unit credit
Functional currency	Real (R$)	Real (R$)
Recognition of plan assets	Fair value	Fair value
Nominal discount rate	Plan 35%: 6.10% Supplementation : 6.10% Mauá Prev: 6.10%	Millennium Plan: 6,95% Plan 35%: 6,24% Supplementation: 6,44%
Actuarial assumption of expected rates of inflation	5.31%	5.03%
Actuarial assumption of expected rates of salary increases	1.00%	6.08%
Actuarial assumption of expected rates of pension increases	5.31%	5.03%
Rate of return on investments	Millennium Plan: 6.14% Plan 35%: 6.10% Supplementation : 6.10% Mauá Prev: 6.10%	Millennium Plan: 10.71% Plan 35%: 10.53% Supplementation : 10.54%
General mortality table	Millennium Plan: AT-2012 segregated by gender Plans 35% : AT-2000 Male, aggravated by 15% Supplementation: AT-2000 segregated by gender, aggravated by 10% Mauá Prev: AT-2000 segregated by gender	Millennium Plan: AT-2012 segregated by gender Plans 35% : AT-2000 Male, aggravated by 15% Supplementation: AT-2000 segregated by gender, aggravated by 10%
Disability table	Supplementation: Not applied Millennium Plan: Prudential (Ferr Apos) unaggravated by 10% Mauá Prev: Mercer Disability	Supplementation: Not applied Millennium Plan: Prudential - 10%
Disability mortality table	Millennium Plan: AT 71 Plans 35%: MI-2006 - 10% M&F Supplementation: Winklevoss - 10% Mauá Prev: IAPB-57	Millennium Plan: AT 71 Plans 35%: MI-2006 - 10% M&F Supplementation: Winklevoss - 10%
Turnover table	Millennium Plan 5% per year Null for 35% Plans and Supplementation Maua Prev: up to 10 minimum wages 20%, up to 20 minimum wages 15% and above 20 minimum wages 10%	Millennium Plan 5% per year Null for 35% Plans and Supplementation
Retirement age	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan
Household of active participants	95% will be married at the time of retirement, with the wife being 4 years younger than the husband	95% will be married at the time of retirement, with the wife being 4 years younger than the husband